Stock-Based Comp - Stock-based comp assumptions used (Details) (USD $)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average grant date fair value per share	$ 21.43	$ 36.74	$ 95.25	$ 123.29	$ 47.15
Weighted average assumptions used:
Expected volatility	45.00%	45.00%	45.00%	45.00%	45.00%
Expected life (in years)	5 years 11 months 19 days	4 years 11 months 19 days	6 years 5 months 19 days	6 years 6 months	6 years 7 months 17 days
Risk-free interest rate	3.01%	2.60%	1.70%	2.36%	3.23%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%